Properties (Details)	12 Months Ended		1 Months Ended
	Dec. 31, 2013 CAD	Dec. 31, 2012 CAD	Mar. 31, 2012 Bala Oakville [Member] CAD	Aug. 31, 2011 IC RailMarineTerminal [Member] USD ($)	Aug. 31, 2011 IC RailMarineTerminal [Member] CAD	Mar. 31, 2011 Lakeshore East [Member] CAD	Jun. 30, 2013 Exchange of Easements [Member] CAD	Mar. 31, 2013 LakeshoreWest [Member] CAD	Dec. 31, 2013 Capital Leases Lessee Balance Sheet Assets By Major Class Track And Roadway [Member] CAD		Dec. 31, 2012 Capital Leases Lessee Balance Sheet Assets By Major Class Track And Roadway [Member] CAD		Dec. 31, 2013 Capital Leases Lessee Balance Sheet Assets By Major Class Rolling Stock [Member] CAD	Dec. 31, 2012 Capital Leases Lessee Balance Sheet Assets By Major Class Rolling Stock [Member] CAD	Dec. 31, 2013 Capital Leases Lessee Balance Sheet Assets By Major Class Buildings [Member] CAD	Dec. 31, 2012 Capital Leases Lessee Balance Sheet Assets By Major Class Buildings [Member] CAD	Dec. 31, 2013 Capital Leases Lessee Balance Sheet Assets By Major Class Information Technology [Member] CAD	Dec. 31, 2012 Capital Leases Lessee Balance Sheet Assets By Major Class Information Technology [Member] CAD	Dec. 31, 2013 Capital Leases Lessee Balance Sheet Assets By Major Class Other Property Plant And Equipment [Member] CAD	Dec. 31, 2012 Capital Leases Lessee Balance Sheet Assets By Major Class Other Property Plant And Equipment [Member] CAD	Dec. 31, 2013 Track And Roadway [Member] CAD		Dec. 31, 2012 Track And Roadway [Member] CAD		Dec. 31, 2013 Rolling Stock [Member] CAD	Dec. 31, 2012 Rolling Stock [Member] CAD	Dec. 31, 2013 Buildings [Member] CAD	Dec. 31, 2012 Buildings [Member] CAD	Dec. 31, 2013 Information technology [Member] CAD		Dec. 31, 2012 Information technology [Member] CAD		Dec. 31, 2013 Other [Member] CAD	Dec. 31, 2012 Other [Member] CAD
Schedule of Property, Plant, and Equipment [Line Items]
Annual rate (in hundredths)																					2.00%				4.00%		2.00%		12.00%				6.00%
Cost	36,806,000,000	34,722,000,000																			27,833,000,000	[1]	26,209,000,000	[1]	5,193,000,000	4,989,000,000	1,392,000,000	1,275,000,000	1,000,000,000	[2]	976,000,000	[2]	1,388,000,000	1,273,000,000
Accumulated depreciation	10,579,000,000	10,181,000,000																			7,103,000,000		6,948,000,000		1,894,000,000	1,785,000,000	521,000,000	492,000,000	455,000,000		427,000,000		606,000,000	529,000,000
Net	26,227,000,000	24,541,000,000																			20,730,000,000		19,261,000,000		3,299,000,000	3,204,000,000	871,000,000	783,000,000	545,000,000		549,000,000		782,000,000	744,000,000
Schedule Of Capital Leases [Line Items]
Cost	1,610,000,000	1,839,000,000							417,000,000	[3]	417,000,000	[3]	982,000,000	1,222,000,000	109,000,000	109,000,000	0	0	102,000,000	91,000,000
Accumulated depreciation	459,000,000	441,000,000							58,000,000		53,000,000		358,000,000	353,000,000	21,000,000	18,000,000	0	0	22,000,000	17,000,000
Net	1,151,000,000	1,398,000,000							359,000,000		364,000,000		624,000,000	869,000,000	88,000,000	91,000,000	0	0	80,000,000	74,000,000
Cost of land included in track and roadway properties	1,911,000,000	1,766,000,000
Software development costs	85,000,000	93,000,000
Cost of land included in track and roadway properties with right-of-way access recorded as capital lease	108,000,000	108,000,000
Approximate number of depreciable asset classes	40
Significant Acquisitions and Disposals [Line Items]
IC RailMarine Terminal Disposal Agreement				10-year rail transportation agreement	10-year rail transportation agreement
Disposal date of property, plant and equipment			Mar. 23, 2012	Aug. 01, 2011	Aug. 01, 2011	Mar. 24, 2011	Jun. 08, 2013	Mar. 19, 2013
Proceeds from disposal of property, plant and equipment			311,000,000	73,000,000	70,000,000	299,000,000		52,000,000
Gain on disposals of properties			281,000,000		60,000,000	288,000,000	29,000,000	40,000,000
Gain, after tax, on disposition of property, plant and equipment			252,000,000		38,000,000	254,000,000	18,000,000	36,000,000

[1]	Includes the cost of land of $1,911 million and $1,766 million as at December 31, 2013 and December 31, 2012, respectively.
[2]	The Company capitalized $85 million in 2013 and $93 million in 2012 of internally developed software costs pursuant to FASB ASC 350-40, “Intangibles – Goodwill and Other, Internal – Use Software.”
[3]	Includes $108 million of right-of-way access in both years.